Related Party Transactions - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Purchased from related parties	¥ 2,600	$ 361	¥ 2,200	¥ 3,000
Related Party [Member]
Related Party Transaction [Line Items]
Sales to related parties	2,699	380	2,243	2,367
Related Party C | Related Party [Member]
Related Party Transaction [Line Items]
Sales to related parties	¥ 1,800	$ 256	¥ 2,200	¥ 2,000